Interest Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 41,643	$ 37,669
Interest receivable	$ 41,643	37,669
Average period rate for earning assets	9.80%
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 33,688	29,858
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	6,049	5,670
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 1,906	$ 2,141